Employee Benefits - Summary of Reconciliation of Defined Benefit Obligations and Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligations	¥ 73,168	¥ 73,479
Plan assets	(53,930)	(56,547)
Net of liabilities and assets	19,238	16,932
Defined benefit liabilities	19,270	16,947
Defined benefit assets	(32)	(15)
Net defined benefit liabilities	¥ 19,238	¥ 16,932